Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating expenses
Salaries	£ 1,103	£ 1,172
Bonus awards	195	142
Temporary and contract costs	116	114
Social security costs	163	150
Pension costs	184	177
- defined contribution schemes	76	67
- defined benefit schemes	108	110
Other	47	125
Staff costs	1,808	1,880
Premises and equipment	534	502
Depreciation and amortisation	413	414
Other administrative expenses	898	703
Administrative expenses	1,845	1,619
Operating expenses	£ 3,653	£ 3,499